Employee benefits and share-based payments (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
At the beginning	2,400,000	2,800,000	3,300,000
Granted	(300,000.0)	(400,000.0)	(500,000.0)
At the end	2,100,000	2,400,000	2,800,000